Pensions and Other Postretirement Benefits (Pension Plans with ABO and PBO in Excess of Plan Assets) (Details) - Pensions [Member] - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Accumulated benefit obligation	$ 542	$ 724
Fair value of plan assets	111	242
Information for the pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	661	900
Fair value of plan assets	$ 214	$ 347